Securitizations and Variable Interest Entities Textual (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Equity Interests [Member]	Dec. 31, 2010 Equity Interests [Member]	Dec. 31, 2011 Long-term debt [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member]	Dec. 31, 2011 Trust Preferred Securities [Member] Preferred Stock [Member]	Dec. 31, 2011 Trust Preferred Securities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2010 Trust Preferred Securities [Member] Junior Subordinated Debt [Member]	Dec. 31, 2011 Other Investments [Member]	Dec. 31, 2010 Other Investments [Member]	Dec. 31, 2011 Legacy Wachovia [Member]	Dec. 31, 2010 Legacy Wachovia [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Short-term borrowings included in VIE liabilities	$ 3,400,000,000	$ 3,600,000,000
Accrued expenses and other liabilities included in VIE liabilities	963,000,000	645,000,000
Long-term debt included in VIE liabilities	30,000,000	53,000,000
% of senior loans rated as investment grade	88.00%
Total equity interest				460,000,000	316,000,000
Lending arrangement by subsidiary		14,000,000
Investment in a single tax credit structure as a percentage of outstanding equity interests	50.00%
Investment by Majority Owned Subsidiary		1,400,000,000
Securities Available for sale Portfolio of ARS issued by VIEs												624,000,000	901,000,000	643,000,000	1,600,000,000
Carrying value - asset (liability)									2,500,000,000	7,600,000,000	19,300,000,000
Trust Preferred Securities Notice Redeemed During Period, Value							5,800,000,000	9,200,000,000
Net Gains (Losses) from Sale of Assets Securitizations	112,000,000	27,000,000	1,000,000
Amount transferred related to residential mortgages to unconsolidated VIE	329,100,000,000	379,000,000,000
Amount of servicing asset at fair value	4,000,000,000	4,500,000,000
Amount of liability for repurchase reserves at fair value	101,000,000	144,000,000
Private placement debt financing						6,000,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, loans	6,200,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, securities available for sale	316,000,000
Collateral pledged to collateralize the borrowings of variable interest entity, cash and cash equivalents	154,000,000
Gain Loss On Sale Of Unconsolidated VIE Debt Investments	0
Trading derivatives loss on CDOs	377,000,000
Reverse Mortgage Loans Previously Accounted For As Sale To GNMA Securitization Program	5,600,000,000
Investment Funds, Redeemed Interest	1,400,000,000
Amount Of Servicing Assets At Fair Value Level 3		4,100,000,000
Amount Of Servicing Assets Recorded As Amortized Mortgage Servicing Rights		$ 400,000,000